Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

Under the laws of the Cayman Islands and BVI, the Company, Agria Group Ltd. and Agria Asia Investments are not subject to tax on its income or capital gains. In addition, no withholding tax on dividends or other distributions will be payable by an exempted company on its operations.  However, the Company is subject to PRC income tax at the rate of 25% on its taxable income according to the Enterprise Income Tax Law ("the EIT Law") (as detailed below).

China Victory, Agria Overseas, Agria International and Agria Hong Kong were originally subject to an applicable profits tax rate of 16.5% in Hong Kong. However, these companies mentioned above are also subject to PRC income tax at the rate of 25% on their taxable income according to the EIT Law mentioned above.

Further, also under the EIT Law, enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.  As of June 30, 2013, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of June 30, 2013, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

Shenzhen Zhongguan Group, Agria Brother, Shenzhen NKY, Shenzhen PGW Seeds, Beiao, Zhuhai NKY are subject to PRC income tax at a statutory rate of 25% on their respective taxable income.

In April 2012, NKY obtained the approval of full exempt enterprise income tax on profit from seeds breeding and crop planting starting from 2011. The tax paid for 2011 profit was refunded. The "High New Technology Business" certificate obtained on December 14, 2009 has expired since December 2012. As a result, its income from business other than seeds breeding and crop planting is subject to the normal rate of 25%. NKY is now re-applying for the "High New Technology Business" certificate.

New Zealand resident companies are subject to tax on their taxable income at the rate of 28%.  There is no capital gains tax in New Zealand.  However certain gains arising from the disposal of personal property purchased with the intention of resale are taxable.  Certain gains on the sale or transfer of land may be taxable. There are open statutes of limitations for taxing authorities to audit the Company’s tax returns from 2008 to the current year. Where a non-resident company in New Zealand has voting interest in a company in New Zealand of 10% or greater, any fully imputed dividend is not liable for withholding tax. For the year ended June 30, 2013, dividends from PGW was not subject to withholding tax.

Australian resident companies are taxable on their taxable income at the rate of 30%.  Net capital gains derived by Australian resident companies are taxed at the 30% corporate rate. There are open statutes of limitations for taxing authorities to audit the Company’s tax returns from 2008 to the current year.

Uruguayan businesses are taxed on taxable income sourced in Uruguay.  Capital gains derived by Uruguayan companies are taxed at the standard rate of corporate tax.  The corporate tax rate in Uruguay is 25%.  A capital duty at the rate of 1.5% is levied on the net worth of the entity. There are open statutes of limitations for taxing authorities to audit the Company’s tax returns from 2007 to the current year.

Deferred tax liabilities arising from undistributed earnings

The EIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise in PRC to its immediate holding company outside China, such distributions were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise became subject to the withholding tax starting from January 1, 2008. Given that the undistributed profits of the Company's subsidiaries in China are intended to be retained in China for business development and expansion purposes, no withholding tax accrual has been made.

Income/(loss) from continuing operations before income taxes consists of:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(24,856)	8,727	(23,185)	9,627	1,569
PGW	—	(9,966)	160,547	113,957	18,568
Other non-PRC	(25,897)	13,984	(55,066)	(1,334,204)	(217,390)
	(50,753)	12,745	82,296	(1,210,620)	(197,253)

The loss from other non-PRC operations consists primarily of operating costs, administration expense, interest income and charges. The income from the other non-PRC in 2011 consisted primarily of gain from remeasurement of previously held 19% equity interest in PGW to fair value.

Income taxes expense (benefit) applicable to continuing operations consist of:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	5,719	(31,429)	10,130	449	73
Deferred income tax	1,385	30,333	3,500	28,018	4,565
	7,104	(1,096)	13,630	28,467	4,638

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2010, 2011, 2012 and 2013 applicable to the Company’s PRC operations to income tax expense is:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income/(loss) before income tax	(50,753)	12,745	82,295	(1,210,620)	(197,253)
Income tax computed at the applicable statutory tax rate of 25%	(12,688)	3,186	20,574	(302,655)	(49,313)
Expense not deductible for tax	838	771	329	227,123	37,006
Effect of tax exemptions	(50)	—	(33,271)	(17,120)	(2,789)
Effect of tax rate differences	568	(1,629)	1,869	29,059	4,735
Effect of tax law changes and recognition of outside basis differences	4,502	(5,761)	14,397	14,134	2,303
Changes in valuation allowance	13,838	4,539	6,248	76,653	12,489
Off-set of cumulative loss brought forward	—	—	—	(7,998)	(1,303)
Others	96	(2,202)	3,484	9,271	1,510
Income tax (benefit)expense reported in the consolidated statements of operations, applicable to continuing operations	7,104	(1,096)	13,630	28,467	4,638

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at June 30, 2011, 2012 and 2013 are as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	(17,241)	(17,844)	(37,744)	(6,150)
Acquired technology	(9,982)	(7,884)	(7,665)	(1,249)
Change in foreign tax rate	(3,393)	—	—	—
Net operating loss carry-forward	4,539	6,248	76,653	12,489
Provision	64,456	76,907	87,233	14,213
Other	7,975	23,171	4,332	706
Deferred tax assets	46,354	80,598	122,809	20,009
Valuation allowance	(4,539)	(6,248)	(76,653)	(12,489)
Deferred tax assets (liabilities), net	41,815	74,350	46,156	7,520

As of June 30, 2013, net deferred tax assets/(liabilities) of RMB46.2 million ($7.5 million) represents current deferred tax assets of RMB63.7 million ($10.4 million) and non-current deferred tax liabilities of RMB17.5 million ($2.9 million).

As of June 30, 2013, the Company had gross deferred tax assets of approximately RMB122.8 million ($20.0 million). A valuation allowance on the deferred tax assets of approximately RMB76.7 million ($12.5 million) has been recorded, as the Company does not believe that sufficient objective positive evidence currently exists to conclude that the recoverability of the total deferred tax assets is more likely than not.

Based on existing PRC tax regulations, the PRC entities remain subject to examination by the tax authorities for fiscal years 2008 through 2013.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Balance at beginning and end of fiscal year	3,759	3,759	3,759	612

The Company's unrecognized tax benefits are presented in the consolidated balance sheet within accrued expenses and other liabilities.

It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

If the unrecognized tax benefits as of June 30, 2013 were realized in a future period, it would result in a tax benefit and a reduction of the Company's effective tax rate.

During the year ended December 31, 2010, six months ended June 30, 2011, and the years ended June 30, 2012 and 2013, the Company recognized RMB686,000, RMB353,000, RMB300,000 and RMB309,000 ($50,000) respectively, in general and administrative expenses for interest, and RMB827,000, RMB108,000, nil and reversal of RMB108,000 ($18,000), respectively, in general and administrative expenses for penalties related to uncertain tax positions. As at June 30, 2011, June 30, 2012, and June 30, 2013, the Group recognized total interest and potential penalties relating to uncertain tax positions amounting to RMB3.4 million, RMB3.7 million and RMB3.9 million ($0.6 million) respectively.